4. Significant Strategic Drug Development Collaborations - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Significant Strategic Drug Development Collaborations - Related Parties
Significant Strategic Drug Development Collaborations - Related Parties

The Company has entered into various research, development, license and supply agreements with Baxalta Incorporated (a spinoff of the biopharmaceuticals business from Baxter Healthcare SA and Baxter Healthcare Corporation), SynBio LLC (“SynBio”), Serum Institute of India (“Serum Institute”) and Pharmsynthez. The Company and its collaborative partners continue to engage in research and development activities with no resultant commercial products through March 31, 2016. No amounts were recognized as revenue related to these agreements during the three months ended March 31, 2016 or 2015.

Baxalta Incorporated

In August 2005, the Company entered into an exclusive research, development, license and supply agreement with Baxter Healthcare SA (“Baxter SA”) and Baxter Healthcare Corporation (together referred to as “Baxter”) to develop products with an extended half-life of certain proteins and molecules using the Company’s patent protected PolyXen™ technology whereby polysialic acid (“PSA” – a chain of polysialic acids) is conjugated with Baxter’s proprietary molecule(s) to create a new generation of drugs to treat the failure of blood to coagulate in the therapeutic treatment of blood and bleeding disorders, such as hemophilia. The lead candidate in this collaboration is a longer-acting form of a recombinant Factor VIII (“rFVIII”) protein. During June 2015, in connection with the separation of its biopharmaceuticals business to form Baxalta Incorporated (“Baxalta”), Baxter assigned all of its rights and obligations under its existing agreement with the Company to Baxalta.

This agreement has been amended several times since 2005, most recently in January 2014. The January 2014 amendment provides for increased future development, regulatory, sales and deadline extension receipts, restructured target deadlines and royalty receipts on potential net sales. The Company is entitled to up to $100 million in potential development, regulatory, sales and deadline extension receipts, which are contingent on the performance of Baxalta achieving certain milestones. The Company is also entitled to royalties on potential net sales varying by country of sale. The Company’s right to receive these royalties in any particular country will expire upon the later of ten years after the first commercial sale of the product in that country or the expiration of patent rights in that particular country. In connection with this amendment, Baxter SA also made a $10 million equity investment in the Company in exchange for 324,097 shares of the Company’s common stock during January 2014.

Through December 31, 2015, the Company and Baxalta continued to engage in research and development activities with no resultant commercial products. The Company did not recognize revenue in connection with this collaboration during the years ended December 31, 2015 and 2014.

Baxalta is a related party of the Company, with a share ownership of approximately 8.0% and 8.7% of the total issued common stock of the Company as of December 31, 2015 and 2014, respectively.

SynBio LLC

In August, 2011, SynBio LLC (“SynBio”) and the Company entered into a stock subscription and collaborative development of pharmaceutical products agreement (the “Co-Development Agreement”). The Company granted an exclusive license to SynBio to develop pharmaceutical products using certain molecule(s) based on SynBio’s technology and the Company’s proprietary technology (PolyXen™, OncoHist™ and ImuXen™) that prolongs the active life and/or improves the pharmacokinetics of certain therapeutic proteins and peptides (as well as conventional drugs). In return, SynBio granted an exclusive license to the Company to use the pre-clinical and clinical data generated by SynBio in certain agreed products and engage in the development of commercial candidates.

SynBio and the Company are each responsible for funding their own research activities. There are no milestone or other research-related payments due under the agreement other than fees for the supply of each company’s respective research supplies based on their technology, which, when provided, are due to mutual convenience and not representative of an ongoing or recurring obligation to supply research supplies. Most recently, similar to the Company’s agreement with Baxalta, Serum Institute of India Limited (“Serum Institute”) has agreed to directly provide the research supplies to SynBio, where the Company is not liable for any failure to supply the research supplies as a result of any act or fault of Serum Institute’s. Upon successful commercialization of any resultant products, the Company is entitled to receive royalties on sales in certain territories and pay royalties to SynBio for sales outside those certain territories.

Through December 31, 2015, the Company and SynBio continued to engage in research and development activities with no resultant commercial products. The Company did not recognize revenue in connection with the Co-Development Agreement during the years ended December 31, 2015 and 2014.

SynBio is an affiliate of the Company, with a share ownership of approximately 39.0% and 41.6% of the total issued common stock of the Company as of December 31, 2015 and 2014, respectively. On December 31, 2014, the Company granted SynBio a warrant to purchase 204,394 shares of common stock in connection with ongoing collaborative activities. See Note 9, Stockholders’ Equity, for further information on the warrant.

Serum Institute of India Limited

In the period from 2004 through 2011, the Company entered into and amended certain license and supply agreements with Serum Institute. The original license agreement with Serum Institute was a collaborative Development and Manufacturing Arrangement (“DMA”) to develop agreed upon potential commercial product candidates using the Company’s PolyXen™ technology. Serum Institute then endeavored to further develop the potential commercial product candidates and eventually initiate pre-clinical and clinical trials at their own cost. The agreement was amended in 2011, resulting in the surrender of development rights for 14 potential commercial product candidates in 2012, which were vested to Serum Institute under the terms of the previous agreements, back to the Company.

Following the 2011 amendment, Serum Institute retained an exclusive license to use the Company’s PolyXen™ technology to research and develop one potential commercial product, Polysialylated Erythropoietin (“PSA-EPO”). Serum Institute will be responsible for conducting all pre-clinical and clinical trials required to achieve regulatory approvals within the certain predetermined territories at Serum Institute’s own expense. The royalty payment schedule based on net revenues on the future commercial sales of PSA-EPO under the DMA was also modified as a result of the 2011 amendment. Royalty payments are payable by Serum Institute to the Company for net sales to certain customers in the Serum Institute sales territory. Royalty payments are payable by the Company to Serum Institute for net sales received by the Company over the term of the license. There are no milestone or other research-related payments due under the DMA.

Through December 31, 2015, the Company and Serum Institute continued to engage in research and development activities with no resultant commercial products. No royalty revenue or expense was recognized by the Company related to the Serum Institute arrangement during the years ended December 31, 2015 and 2014.

Serum Institute is a related party of the Company, with a share ownership of approximately 8.5% and 9.2% of the total issued common stock of the Company as of December 31, 2015 and 2014, respectively. On December 31, 2014, the Company granted Serum Institute a warrant to purchase 96,970 shares of common stock in connection with ongoing collaborative activities. See Note 9, Stockholders’ Equity, for further information on the warrant.

OJSC Pharmsynthez

In November 2011, the Company entered into a collaborative research and development license agreement with OJSC Pharmsynthez (the “Pharmsynthez Arrangement”) pursuant to which the Company granted an exclusive license to Pharmsynthez to develop, commercialize and market six product candidates based on the Company’s PolyXen™ and ImuXen™ technology in certain territories. In exchange, Pharmsynthez granted an exclusive license to the Company to use any pre-clinical and clinical data developed by Pharmsynthez, within the scope of the Pharmsynthez Arrangement, and to engage in further research, development and commercialization of drug candidates outside of certain territories at the Company’s own expense.

In July 2015, the Company entered into the SPA with Pharmsynthez providing for the issuance of certain promissory notes and certain warrants to purchase shares of the Company’s common stock. See Note 8, Hybrid Debt Instrument, for discussion of the SPA and Note 11, Stockholders’ Equity, for discussion of the warrants.

In November 2015, the Company entered into the APA with the Sellers. Pursuant to the APA, Kevelt will transfer to the Company certain intellectual property rights with respect to the immunomodulatory product candidate Virexxa® held by Kevelt. See Note 3, Acquisitions, for further discussion of the APA. The APA also provides for the Company’s issuance of certain promissory notes and certain warrants to purchase shares of the Company’s common stock. See Note 11, Stockholders’ Equity, for discussion of the warrants.

Pharmsynthez is a related party of SynBio, which is an affiliate of the Company. In addition, one of the Company’s directors is also a director of SynBio and Pharmsynthez.